RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest of others in operating subsidiaries	$ 12,010		$ 12,010		$ 12,216
Other related parties
Disclosure of transactions between related parties [line items]
Business services revenues	74	$ 15	110	$ 73
Accounts and other receivable, net	447		447		182
Amounts payable and other	341		341		346
Non-recourse borrowings in subsidiaries of the partnership	150		150		146
Interest of others in operating subsidiaries	4		4		4
Tax receivable	$ 258		$ 258		$ 245